Subsequent Events Subsequent Events (Details) $ / shares in Units, $ in Thousands		1 Months Ended			2 Months Ended	12 Months Ended
	Mar. 12, 2026 vessel	Feb. 28, 2026 vessel	Jan. 31, 2026 USD ($) vessel	Dec. 31, 2025 USD ($) vessel shares	Feb. 28, 2026 USD ($)	Dec. 31, 2025 USD ($) vessel shares	Dec. 31, 2024 USD ($) vessel shares	Dec. 31, 2023 USD ($) vessel shares	Feb. 18, 2026 $ / shares	Mar. 31, 2023 shares
Subsequent Event [Line Items]
Common stock, shares authorized (in shares) | shares				585,000,000.0		585,000,000.0	585,000,000.0
Proceeds from Sale of Property, Plant, and Equipment | $						$ 341,000	$ 88,300	$ 23,000
Number Of Vessels To Be Purchased				3
Payments to Acquire Property, Plant, and Equipment | $						$ 190,259	$ 70,504	$ 0
Subsequent Events	Subsequent Events
a.In January 2026, the Company completed the purchases of the three 2016-built Aframax / LR2 tankers described in note 21(b) and paid the remaining balance related to one of the tankers using cash on hand. Upon the completion of these purchases, the Company bareboat chartered out each tanker to the seller for periods between four and eight months.

b.In January 2026, the Company completed the sale of one Suezmax tanker for a price of $33.0 million. The vessel and its related bunker and lube oil inventories were classified as held for sale in the consolidated balance sheet as at December 31, 2025 (note 15).

c.In January 2026 and February 2026, the Company entered into agreements to sell one Suezmax tanker and one VLCC tanker for a combined sales price of $124.5 million. The Suezmax tanker was delivered to its purchaser during March 2026, and the VLCC tanker is expected to be delivered to its purchaser during the second quarter of 2026.

d.In February 2026, the Company's Board of Directors declared a fixed quarterly cash dividend in the amount of $0.25 per outstanding common share for the quarter ended December 31, 2025. The dividend is payable on March 13, 2026 to all of Teekay Tankers Ltd.'s shareholders of record on March 2, 2026.

Class A
Subsequent Event [Line Items]
Common Stock, Shares, Issued | shares				29,921,732		29,921,732	29,734,640
Common stock, shares authorized (in shares) | shares				485,000,000.0		485,000,000.0	485,000,000.0	485,000,000.0
2023 Plan | Class A
Subsequent Event [Line Items]
Common stock, shares authorized (in shares) | shares										600,000
2007 Long-Term Incentive Plan | Class A
Subsequent Event [Line Items]
Common stock, shares authorized (in shares) | shares										1,291,416
LR2 and Aframax Tankers
Subsequent Event [Line Items]
Number Of Vessels Sold						3	2	1
Number Of Vessels To Be Purchased				3
Payments to Acquire Property, Plant, and Equipment | $				$ 94,300
Suezmax Tanker
Subsequent Event [Line Items]
Number Of Vessels Sold							1
Suezmax Tankers
Subsequent Event [Line Items]
Number Of Vessels Sold						8
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment | $			$ 33,000
Dividends Payable, Amount Per Share | $ / shares									$ 0.25
Subsequent Event [Member] | LR2 and Aframax Tankers
Subsequent Event [Line Items]
number of vessels purchased			3
Subsequent Event [Member] | Suezmax Tanker
Subsequent Event [Line Items]
Number Of Vessels Sold	1		1
Subsequent Event [Member] | VLCC Tanker
Subsequent Event [Line Items]
Number of Vessels agreed to be sold		1
Subsequent Event [Member] | Suezmax and VLCC tanker
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment | $					$ 124,500